Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10K)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax computed at federal statutory tax rate	(34.00%)	(34.00%)
Change in valuation allowance	39.80%	39.80%
State taxes, net of federal benefit	(5.80%)	(5.80%)
Total	0.00%	0.00%